Income Taxes - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for loan losses	$ 2,564	$ 2,285
Pension	1,747	1,516
Securities	0	915
Other real estate owned	621	630
Deferred loan fees	131	0
Lease Liability	467	0
Intangible assets	103	343
Accrued/deferred compensation	399	327
Other	95	188
Total deferred tax assets	6,127	6,204
Deferred tax liabilities:
Premises and equipment	625	483
Mortgage servicing rights	521	616
Deferred loan costs	273	261
Right-of-Use Asset	465	0
Prepaid expenses	328	321
Securities	9	0
Other	10	10
Total deferred tax liabilities	2,231	1,691
Net deferred tax assets	$ 3,896	$ 4,513